UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

December 31, 2016

RRS-QTLY-0217
1.825846.111

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$695,175
Mortgage Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	230,175
Redwood Trust, Inc. 4.625% 4/15/18		350,000	349,344
Resource Capital Corp.:
6% 12/1/18		120,000	114,975
8% 1/15/20		360,000	341,496
			1,035,990
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	990,000
TOTAL FINANCIALS			2,721,165
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33		1,240,000	1,140,800

TOTAL CONVERTIBLE BONDS			3,861,965

Nonconvertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		485,602	547,289
Household Durables - 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	245,438
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	180,900
CalAtlantic Group, Inc. 5.875% 11/15/24		120,000	121,800
KB Home:
8% 3/15/20		140,000	154,000
9.1% 9/15/17		205,000	214,738
Meritage Homes Corp. 7% 4/1/22		470,000	508,775
Ryland Group, Inc. 8.4% 5/15/17		129,000	131,903
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	142,100
William Lyon Homes, Inc. 8.5% 11/15/20		195,000	203,775
			1,903,429
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	46,913
TOTAL CONSUMER DISCRETIONARY			2,497,631
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	220,000
Ocwen Loan Servicing, LLC 8.375% 11/15/22 (b)		235,000	238,643
			458,643
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	123,300
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	165,000
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	55,275
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	106,838
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	313,875
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	176,189
Hospitality Properties Trust 6.7% 1/15/18		189,000	193,771
iStar Financial, Inc.:
7.125% 2/15/18		265,000	272,950
9% 6/1/17		395,000	406,850
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	489,177
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	176,163
Omega Healthcare Investors, Inc. 4.5% 4/1/27		83,000	79,536
Potlatch Corp. 7.5% 11/1/19		189,000	207,191
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	213,369
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,316
4.75% 5/1/24		163,000	163,536
6.75% 4/15/20		134,000	145,017
			3,118,053
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
5% 3/15/23		270,000	278,529
5.25% 3/15/25		120,000	123,739
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	363,561
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	112,063
			877,892
TOTAL REAL ESTATE			3,995,945

TOTAL NONCONVERTIBLE BONDS			7,240,519

TOTAL CORPORATE BONDS
(Cost $10,864,429)			11,102,484

U.S. Treasury Inflation-Protected Obligations - 26.1%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,468,450	$4,097,552
0.75% 2/15/42		8,451,262	8,013,175
0.75% 2/15/45		5,302,027	4,995,743
1% 2/15/46		724,335	727,836
1.375% 2/15/44		2,310,882	2,524,862
1.75% 1/15/28		1,587,711	1,773,968
2% 1/15/26		6,282,031	7,081,479
2.125% 2/15/40		323,215	400,786
2.125% 2/15/41		559,642	697,519
2.375% 1/15/25		13,976,878	16,055,902
2.375% 1/15/27		9,332,845	10,940,140
2.5% 1/15/29		1,168,674	1,410,835
3.625% 4/15/28		5,338,533	7,025,324
3.875% 4/15/29		6,105,225	8,354,392
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18		5,385,458	5,435,315
0.125% 4/15/19		5,106,519	5,171,058
0.125% 4/15/20		1,754,791	1,773,303
0.125% 4/15/21		4,079,680	4,105,068
0.125% 1/15/22		14,525,072	14,558,720
0.125% 7/15/22		4,782,778	4,797,876
0.125% 1/15/23		10,681,950	10,609,752
0.125% 7/15/24		10,078,596	9,907,479
0.125% 7/15/26		1,764,805	1,707,170
0.375% 7/15/23		11,425,920	11,535,383
0.625% 7/15/21		1,148,669	1,185,940
0.625% 1/15/24		7,925,324	8,069,536
0.625% 1/15/26		2,899,391	2,925,803
1.125% 1/15/21		3,674,225	3,856,529
1.25% 7/15/20		1,875,430	1,981,299
1.375% 7/15/18		6,387,344	6,629,595
1.375% 1/15/20		7,028,978	7,394,613
1.625% 1/15/18		2,056,179	2,110,221
1.875% 7/15/19		6,968,199	7,421,768
2.125% 1/15/19		15,289,586	16,158,495
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $199,138,716)			201,434,436

Asset-Backed Securities - 0.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$348,601
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	100,231
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	227,952
Class XS, 0% 10/17/45 (b)(c)(d)		145,254	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		682,665	679,115
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	308,895
Series 2002-2 Class M2, 9.163% 3/1/33		458,756	421,082
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35(b)(c)		259,909	17,300
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		156,264	161,714
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.3001% 6/17/31 (b)(c)		140,000	139,510
Series 2014-SFR3:
Class E, 5.0501% 12/17/31 (b)(c)		160,000	159,999
Class F, 5.5501% 12/17/31 (b)(c)		100,000	100,140
Series 2015-SFR2 Class E, 3.6882% 6/17/32 (b)(c)		100,000	99,676
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		639,183	477,001
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,459	20,626
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.1001% 1/17/32 (b)(c)		149,000	148,999
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.5309% 2/5/36 (b)(c)		342,324	34
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.131% 11/21/40 (b)(c)		241,000	240,784
Class F, 2.761% 11/21/40 (b)(c)		1,500,000	756,600
TOTAL ASSET-BACKED SECURITIES
(Cost $4,914,391)			4,408,260

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6619% 1/25/19 (b)(c)		5,058	1,354
Class B4, 4.6619% 1/25/19 (b)(c)		15,863	2,869
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5331% 12/25/46 (b)(c)		189,000	204,109
Series 2010-K7 Class B, 5.628% 4/25/20 (b)(c)		95,000	103,158
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		1,368	1,367
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $287,648)			312,857

Commercial Mortgage Securities - 1.9%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.5273% 11/10/42 (c)		49,080	49,032
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (b)(c)		126,000	113,439
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5689% 3/11/39 (c)		568,000	520,944
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.5382% 2/15/31 (b)(c)		231,000	227,399
Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		191,000	179,865
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		349,323	357,752
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2761% 9/10/46 (b)(c)		250,000	230,046
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,193,138
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	259,452
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	171,766
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	168,996
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	84,175
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	295,545
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	1,321,526
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	171,247
Series 2013-CR10 Class D, 4.9483% 8/10/46 (b)(c)		200,000	168,343
Series 2013-CR12 Class D, 5.2525% 10/10/46 (b)(c)		250,000	221,648
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.9462% 5/10/43 (b)(c)		200,000	199,721
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		223,000	202,071
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		8,304	8,320
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		100,000	89,571
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.8836% 11/10/46 (b)(c)		580,000	607,671
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6636% 12/25/43 (c)(d)		1,156,048	107,519
Series K012 Class X3, 2.3286% 1/25/41 (c)(d)		654,164	54,029
Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		1,124,000	113,779
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (b)(c)		139,000	135,131
Class FFX, 3.4949% 12/15/34 (b)(c)		244,000	230,775
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)		58,246	58,977
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(c)		153,000	124,253
Series 2012-GCJ7:
Class C, 5.9174% 5/10/45 (c)		500,000	522,848
Class D, 5.9174% 5/10/45 (b)(c)		500,000	484,791
Series 2012-GCJ9 Class D, 4.8521% 11/10/45 (b)(c)		157,000	145,002
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	160,977
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		651,000	626,072
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 4.6017% 11/5/30 (b)(c)		200,000	200,298
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(c)		641,000	708,448
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		284,000	310,886
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	91,447
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN Class E, 4.304% 6/15/29 (b)(c)		319,000	316,820
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 4.9828% 1/20/41 (b)(c)		192,000	168,113
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.9241% 10/15/46 (b)(c)		250,000	227,786
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.4986% 4/30/39 (b)(c)		17,902	17,673
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		305,725	306,074
Series 2011-C2:
Class D, 5.6549% 6/15/44 (b)(c)		358,000	368,828
Class E, 5.6549% 6/15/44 (b)(c)		454,000	464,331
Class F, 5.6549% 6/15/44 (b)(c)		343,000	325,889
Class XB, 0.6071% 6/15/44 (b)(c)(d)		12,067,221	253,617
Series 2011-C3 Class G, 5.3269% 7/15/49 (b)(c)		111,000	83,065
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	127,375
Class F, 5% 2/5/30 (b)		358,000	345,427
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		274,523	334,232
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.731% 5/10/45 (b)(c)		120,000	119,987
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3477% 3/15/45 (b)(c)		220,000	152,379
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.5582% 11/15/29 (b)(c)		111,676	105,097
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,876,331)			14,633,592
		Shares	Value

Common Stocks - 14.5%
CONSUMER DISCRETIONARY - 1.6%
Household Durables - 1.6%
Stanley Martin Communities LLC Class B (e)		6,300	12,745,530
FINANCIALS - 0.5%
Capital Markets - 0.1%
Ellington Financial LLC		26,300	408,176
Mortgage Real Estate Investment Trusts - 0.4%
Anworth Mortgage Asset Corp.		18,000	93,060
Arbor Realty Trust, Inc.		41,500	309,590
CYS Investments, Inc.		3,880	29,992
Drive Shack, Inc.		29,432	110,664
Dynex Capital, Inc.		27,700	188,914
Five Oaks Investment Corp. (f)		3,344	16,620
Great Ajax Corp.		10,000	132,700
Invesco Mortgage Capital, Inc.		9,000	131,400
MFA Financial, Inc.		289,466	2,208,626
Two Harbors Investment Corp.		30,000	261,600
			3,483,166

TOTAL FINANCIALS			3,891,342

REAL ESTATE - 12.4%
Equity Real Estate Investment Trusts (REITs) - 12.4%
Acadia Realty Trust (SBI)		72,044	2,354,398
American Assets Trust, Inc.		21,400	921,912
American Homes 4 Rent Class A		39,900	837,102
American Tower Corp.		6,900	729,192
Apartment Investment & Management Co. Class A		64,300	2,922,435
Ashford Hospitality Prime, Inc.		100	1,365
AvalonBay Communities, Inc.		26,909	4,766,929
Boston Properties, Inc.		30,451	3,830,127
Brixmor Property Group, Inc.		61,400	1,499,388
Care Capital Properties, Inc.		2,779	69,475
CBL & Associates Properties, Inc.		22,615	260,073
Cedar Shopping Centers, Inc.		108,418	707,970
Community Healthcare Trust, Inc.		8,200	188,846
Coresite Realty Corp.		12,600	1,000,062
Corporate Office Properties Trust (SBI)		3,600	112,392
DCT Industrial Trust, Inc.		51,317	2,457,058
DDR Corp.		58,760	897,265
DiamondRock Hospitality Co.		80,000	922,400
Digital Realty Trust, Inc.		3,200	314,432
Douglas Emmett, Inc.		54,200	1,981,552
Duke Realty LP		23,400	621,504
Empire State Realty Trust, Inc.		39,700	801,543
Equinix, Inc.		2,900	1,036,489
Equity Lifestyle Properties, Inc.		59,399	4,282,668
Equity Residential (SBI)		26,713	1,719,249
Essex Property Trust, Inc.		9,222	2,144,115
Extra Space Storage, Inc.		53,622	4,141,763
FelCor Lodging Trust, Inc.		121,800	975,618
First Potomac Realty Trust		42,409	465,227
Forest City Realty Trust, Inc. Class A		23,331	486,218
General Growth Properties, Inc.		41,500	1,036,670
Healthcare Realty Trust, Inc.		62,100	1,882,872
Highwoods Properties, Inc. (SBI)		26,200	1,336,462
Host Hotels & Resorts, Inc.		91,881	1,731,038
Hudson Pacific Properties, Inc.		42,500	1,478,150
Lexington Corporate Properties Trust		92,400	997,920
Liberty Property Trust (SBI)		33,900	1,339,050
Mack-Cali Realty Corp.		53,340	1,547,927
Mid-America Apartment Communities, Inc.		39,344	3,852,564
Monmouth Real Estate Investment Corp. Class A		5,800	88,392
Monogram Residential Trust, Inc.		62,900	680,578
National Retail Properties, Inc.		3,800	167,960
New Senior Investment Group, Inc.		27,632	270,517
New York (REIT), Inc.		22,200	224,664
NorthStar Realty Finance Corp.		2,750	41,663
Pennsylvania Real Estate Investment Trust (SBI)		40,600	769,776
Potlatch Corp.		8,100	337,365
Prologis, Inc.		34,077	1,798,925
Public Storage		14,134	3,158,949
Sabra Health Care REIT, Inc.		64,951	1,586,103
Select Income REIT		8,466	213,343
Senior Housing Properties Trust (SBI)		62,800	1,188,804
Simon Property Group, Inc.		43,273	7,688,314
Store Capital Corp.		18,600	459,606
Sunstone Hotel Investors, Inc.		64,900	989,725
Taubman Centers, Inc.		21,595	1,596,518
Terreno Realty Corp.		44,154	1,257,947
The GEO Group, Inc.		8,200	294,626
Urban Edge Properties		93,873	2,582,446
Ventas, Inc.		94,547	5,911,078
VEREIT, Inc.		84,200	712,332
Vornado Realty Trust		13,847	1,445,211
Washington REIT (SBI)		18,700	611,303
Welltower, Inc.		26,825	1,795,397
WP Carey, Inc.		14,900	880,441
			95,403,403
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.		6,600	135,300

TOTAL REAL ESTATE			95,538,703

TOTAL COMMON STOCKS
(Cost $103,285,310)			112,175,575

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 0.1%
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lexington Corporate Properties Trust Series C, 6.50% (g)		15,800	788,420
Nonconvertible Preferred Stocks - 2.3%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	481,829
8.25%		500	12,200
Agnc Investment Corp. Series B, 7.75%		8,000	200,080
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	155,062
American Home Mortgage Investment Corp.:
Series A, 9.75% (g)		81,500	1
Series B, 9.25%(g)		233,544	2
Annaly Capital Management, Inc.:
Series A, 7.875%		17,200	430,344
Series C, 7.625%		2,324	56,008
Series D, 7.50%		13,671	330,018
Series E, 7.625%		16,340	393,794
Anworth Mortgage Asset Corp. Series A, 8.625%		29,700	752,301
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%		13,174	332,775
Series C, 8.00%		11,647	288,613
Arbor Realty Trust, Inc.:
7.375%		12,320	311,696
Series A, 8.25%		8,989	225,085
Armour Residential REIT, Inc. Series B, 7.875%		5,645	130,851
Colony Financial, Inc. Series C, 7.125%		5,900	137,470
CYS Investments, Inc. Series A, 7.75%		2,162	51,412
Dynex Capital, Inc.:
Series A, 8.50%		20,755	520,120
Series B, 7.625%		10,545	247,808
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	158,315
Series B, 7.75%		21,900	528,447
MFA Financial, Inc.:
8.00%		11,262	289,433
Series B, 7.50%		44,227	1,072,947
New York Mortgage Trust, Inc.:
Series B, 7.75%		8,886	207,488
Series C, 7.875%		3,200	72,992
Wells Fargo Real Estate Investment Corp. Series A, 6.375%		4,400	110,748
			7,497,839
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Homes 4 Rent:
Series A, 5.00%		24,600	678,468
Series B, 5.00%		6,720	183,994
Series C, 5.50%		22,592	613,373
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,147	248,094
Series E, 6.625%		2,200	50,642
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	296,364
Chesapeake Lodging Trust Series A, 7.75%		4,050	103,032
Coresite Realty Corp. Series A, 7.25%		14,176	358,369
DDR Corp. Series K, 6.25%		5,623	133,996
Digital Realty Trust, Inc. Series G, 5.875%		6,286	150,424
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	753,324
General Growth Properties, Inc. Series A, 6.375%		3,847	95,444
iStar Financial, Inc.:
Series E, 7.875%		5,011	121,517
Series F, 7.80%		18,316	446,544
Series G, 7.65%		6,000	144,000
LaSalle Hotel Properties Series I, 6.375%		4,963	119,608
National Retail Properties, Inc. Series D, 6.625%		3,500	87,885
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	229,499
Series C, 8.875%		10,582	270,370
Series D, 8.50%		8,486	216,138
Series E, 8.75%		13,700	352,090
Pebblebrook Hotel Trust Series C, 6.50%		7,058	171,580
Pennsylvania (REIT) Series B, 7.375%		4,082	102,050
Prologis, Inc. Series Q, 8.54%		3,700	227,666
PS Business Parks, Inc.:
Series S, 6.45%		1,800	45,144
Series T, 6.00%		5,100	123,981
RAIT Financial Trust:
7.125%		12,402	302,981
7.625%		8,860	205,818
Regency Centers Corp. Series 6, 6.625%		2,300	57,730
Saul Centers, Inc. Series C, 6.875%		14,926	375,090
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	254,028
Series C, 7.125%		6,788	170,379
Sun Communities, Inc. Series A, 7.125%		15,940	399,138
Taubman Centers, Inc. Series K, 6.25%		4,319	106,895
Terreno Realty Corp. Series A, 7.75%		5,000	126,250
UMH Properties, Inc. Series A, 8.25%		14,000	359,940
Urstadt Biddle Properties, Inc. Series G, 6.75%		6,500	167,440
VEREIT, Inc. Series F, 6.70%		42,896	1,084,840
WP Glimcher, Inc.:
Series H, 7.50%		2,898	74,131
Series I, 6.875%		702	17,410
			10,025,666
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	188,649
TOTAL REAL ESTATE			10,214,315

TOTAL NONCONVERTIBLE PREFERRED STOCKS			17,712,154

TOTAL PREFERRED STOCKS
(Cost $26,178,807)			18,500,574
		Principal Amount(a)	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21		96,041	96,612
Cooper Hotel Group 12% 11/6/17		980,158	984,078
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		220,603	220,535
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		43,867	43,908
			1,345,133
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5% 10/2/21 (c)		74,160	74,754
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		216,163	211,120
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)		94,000	93,178
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,736,209)			1,724,185
		Shares	Value

Equity Funds - 24.8%
Fidelity Commodity Strategy Central Fund (h)
(Cost $361,212,661)		29,220,008	191,098,851

Fixed-Income Funds - 26.8%
Fidelity Floating Rate Central Fund (h)
(Cost $206,562,050)		1,995,027	206,485,295
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(b)
(Cost $594,368)		500,000	250
		Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.60% (i)		7,689,076	7,690,614
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)		1,575	1,575
TOTAL MONEY MARKET FUNDS
(Cost $7,692,189)			7,692,189
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $937,343,109)			769,568,548
NET OTHER ASSETS (LIABILITIES) - 0.3%			2,478,604
NET ASSETS - 100%			$772,047,152

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,466,444 or 2.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,745,530 or 1.7% of net assets.

 (f) Security or a portion of the security is on loan at period end.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,098
Fidelity Commodity Strategy Central Fund	273,973
Fidelity Floating Rate Central Fund	2,723,355
Fidelity Securities Lending Cash Central Fund	1
Total	$3,005,427

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$190,971,039	$11,863,811	$16,077,178	$191,098,851	39.6%
Fidelity Floating Rate Central Fund	217,242,916	3,999,983	16,487,085	206,485,295	12.3%
Total	$408,213,955	$15,863,794	$32,564,263	$397,584,146

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,745,530	$--	$--	$12,745,530
Financials	11,389,181	11,389,178	--	3
Real Estate	106,541,438	106,313,772	227,666	--
Corporate Bonds	11,102,484	--	11,102,484	--
U.S. Government and Government Agency Obligations	201,434,436	--	201,434,436	--
Asset-Backed Securities	4,408,260	--	3,613,700	794,560
Collateralized Mortgage Obligations	312,857	--	308,634	4,223
Commercial Mortgage Securities	14,633,592	--	14,055,318	578,274
Bank Loan Obligations	1,724,185	--	740,107	984,078
Equity Funds	191,098,851	191,098,851	--	--
Fixed-Income Funds	206,485,295	206,485,295	--	--
Preferred Securities	250	--	--	250
Money Market Funds	7,692,189	7,692,189	--	--
Total Investments in Securities:	$769,568,548	$522,979,285	$231,482,345	$15,106,918

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$8,124,480
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	4,621,050
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$12,745,530
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2016	$4,621,050
Other Investments in Securities
Beginning Balance	$6,188,696
Net Realized Gain (Loss) on Investment Securities	(3,735)
Net Unrealized Gain (Loss) on Investment Securities	(44,167)
Cost of Purchases	--
Proceeds of Sales	(2,854)
Amortization/Accretion	(22,840)
Transfers into Level 3	87,672
Transfers out of Level 3	(3,841,384)
Ending Balance	$2,361,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2016	$(44,167)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$794,560	Discounted cash flow	Yield	11.5% - 15.0% / 11.6%	Decrease
			Spread	7.6%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
Commercial Mortgage Securities	$578,274	Discounted cash flow	Spread	1.9% - 10.7% / 5.5%	Decrease
Collateralized Mortgage Obligations	$4,223	Market comparable	Quoted price	$18.09 - $26.77 / $20.87	Increase
Equities	$12,745,533	Market approach	Discount rate	50.0%	Decrease
			Transaction price	$2,023.10	Increase
		Recovery value	Recovery value	0.0%	Increase
Preferred Securities	$250	Expected distribution	Recovery rate	0.1%	Increase
Bank Loan Obligations	$984,078	Discounted cash flow	Yield	11.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $948,064,434. Net unrealized depreciation aggregated $178,495,886, of which $22,168,010 related to appreciated investment securities and $200,663,896 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017